Discontinued Operations - Schedule of Discontinued Operations (Details) - Disposal of Broad Cosmos [Member] $ in Thousands	6 Months Ended
Jun. 30, 2026 USD ($)
Schedule of Discontinued Operations [Line Items]
Revenues	$ 104
Less: Cost of revenues	(201)
Gross Revenue	(97)
Total operating expenses	(1,269)
Loss from discontinued operations	(1,366)
Total other income, net	1,327
Income (loss) from discontinued operation before income taxes	(39)
Income tax expenses from operations
Net income (loss) from discontinued operations	$ (39)